PROVISIONS AND CONTINGENCIES - Legal proceedings (Details) - Metal-on-metal	12 Months Ended
	Dec. 31, 2021 item	Dec. 31, 2020 item case
Disclosure of other provisions [line items]
Number of claims pending	1,250	1,250
Number of modular components	2
Number of group settlements	1
Number of cases settled	50
Number of countries in which the company has settled cases	13
Number of cases requested by plaintiffs to be transferred | case		800